Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - Unrealized gain losses on available for sale securities [member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	$ 36,228
Gross unrealized gains	190
Gross unrealized losses	(208)
Fair value	36,210
IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		$ 40,041
Gross unrealized gains		202
Gross unrealized losses		(86)
Fair value		40,157
Canadian federal government [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	6,608
Gross unrealized gains	15
Gross unrealized losses	(3)
Fair value	6,620
Canadian federal government [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		5,439
Gross unrealized gains		35
Gross unrealized losses		(1)
Fair value		5,473
Other canadian governments [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	9,220
Gross unrealized gains	31
Gross unrealized losses	(2)
Fair value	9,249
Other canadian governments [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		5,236
Gross unrealized gains		30
Gross unrealized losses		0
Fair value		5,266
U.S. Treasury and agencies [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	7,824
Gross unrealized gains	7
Gross unrealized losses	(89)
Fair value	7,742
U.S. Treasury and agencies [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		10,459
Gross unrealized gains		6
Gross unrealized losses		(34)
Fair value		10,431
Other foreign governments [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	3,997
Gross unrealized gains	16
Gross unrealized losses	(17)
Fair value	3,996
Other foreign governments [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		4,147
Gross unrealized gains		12
Gross unrealized losses		(15)
Fair value		4,144
Mortgage-backed securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	3,476
Gross unrealized gains	5
Gross unrealized losses	(51)
Fair value	3,430
Mortgage-backed securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		6,992
Gross unrealized gains		5
Gross unrealized losses		(13)
Fair value		6,984
Asset-backed securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	68
Gross unrealized gains	0
Gross unrealized losses	0
Fair value	68
Asset-backed securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		2,236
Gross unrealized gains		1
Gross unrealized losses		(3)
Fair value		2,234
Corporate public debt [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	4,567
Gross unrealized gains	2
Gross unrealized losses	(26)
Fair value	4,543
Corporate public debt [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		5,163
Gross unrealized gains		8
Gross unrealized losses		(19)
Fair value		5,152
Corporate private debt [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	0
Gross unrealized gains	0
Gross unrealized losses	0
Fair value	0
Corporate private debt [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		5
Gross unrealized gains		0
Gross unrealized losses		(1)
Fair value		4
Corporate public equity [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	34
Gross unrealized gains	14
Gross unrealized losses	(5)
Fair value	43
Corporate public equity [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		13
Gross unrealized gains		19
Gross unrealized losses		0
Fair value		32
Corporate private equity [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Amortized cost on FVOCI	434
Gross unrealized gains	100
Gross unrealized losses	(15)
Fair value	$ 519
Corporate private equity [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Amortized cost		351
Gross unrealized gains		86
Gross unrealized losses		0
Fair value		$ 437